Restructuring - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Charges incurred			$ 37
Employee Severance
Restructuring Cost and Reserve [Line Items]
Severance costs	$ 7
Restructuring Plan Impact of C O V I D19 | Employee Severance
Restructuring Cost and Reserve [Line Items]
Severance costs		$ 37
Other restructuring costs			7
Charges incurred			37
Americas RAC Segment
Restructuring Cost and Reserve [Line Items]
Charges incurred			$ 34